Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flow from operations:
Net income (loss)	$ 235	$ (23)	$ (149)	$ (570)	$ (1,118)
Income (loss) from discontinued operations	312	55	(76)	(156)	67
Income (loss) from continuing operations	(77)	(78)	(73)	(414)	(1,185)
Reconciliation of income (loss) from continuing operations to cash flow from (used in) operations:
Depreciation and amortization	173	186	710	729	771
Goodwill impairment charge			48	205	1,126
Deferred income tax provision (benefit)	34	(23)	(158)	(84)	(157)
Stock compensation expense	11	6	33	29	31
Amortization of deferred financing costs and debt discount	12	10	40	43	42
Loss on extinguishment of debt	15	2	3	58
Other non-cash items	(2)	1	2	3	(14)
Accounts receivable and other current assets	87	73	73	22	(15)
Accounts payable and accrued expenses	(119)	(109)	(36)	30	(73)
Accrued income tax	(64)	(2)
Clearing broker assets and liabilities, net	(4)	(4)	(14)	18	(39)
Deferred revenue	1	5	(26)	(36)	62
Cash flow from (used in) continuing operations	67	67	602	603	549
Cash flow from (used in) discontinued operations	8	(14)	76	118	90
Cash flow from (used in) operations	75	53	678	721	639
Investment activities:
Cash paid for acquired businesses, net of cash acquired	(6)	(19)	(35)	(82)	(13)
Cash paid for property and equipment and software	(60)	(61)	(276)	(298)	(315)
Other investing activities	3	1	(4)	4	5
Cash provided by (used in) continuing operations	(63)	(79)	(315)	(376)	(323)
Cash provided by (used in) discontinued operations	1,740	(3)	(11)	116	(10)
Cash provided by (used in) investment activities	1,677	(82)	(326)	(260)	(333)
Financing activities:
Cash received from borrowings, net of fees	(19)	14	1	1,633	202
Cash used to repay debt	(1,225)	(1)	(239)	(1,924)	(825)
Premium paid to retire debt				(41)
Other financing activities	(10)	(2)	(15)	(12)	(3)
Cash provided by (used in) continuing operations	(1,254)	11	(253)	(344)	(626)
Cash provided by (used in) discontinued operations					(2)
Cash provided by (used in) financing activities	(1,254)	11	(253)	(344)	(628)
Effect of exchange rate changes on cash	7	16	(4)	(3)	11
Increase (decrease) in cash and cash equivalents	505	(2)	95	114	(311)
Beginning cash and cash equivalents includes cash of discontinued operations	873	778	778	664	975
Ending cash and cash equivalents includes cash of discontinued operations	$ 1,378	$ 776	$ 873	$ 778	$ 664